UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained Earnings [Member]
Starting Balance at Dec. 31, 2014	$ 1,153,492	$ 93,404	$ 285,248	$ 586,089	$ (48,240)	$ (2,284)	$ 239,275
Starting Balance (in shares) at Dec. 31, 2014	93,404,000	93,404,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	64,000	64,000
Shares issued	$ 675	$ 64	611
Amortization of stock based compensation	0		0
Payments in lieu of issuing shares	0
Equity component of convertible bond issuance, net	0
Amortization of deferred equity contributions	2,044			2,044
Gain/(loss) on hedging financial instruments reclassified into earnings	173				173
Fair value adjustments to hedging financial instruments	22,686				23,167	(481)
Loss on available for sale securities reclassified into earnings	0				0
Fair value adjustments to available for sale securities	(1,206)				(1,206)
Fair value adjustments to other financial instruments	(28)					(28)
Other comprehensive income/(loss)	(44)				(44)
Net income	101,053						101,053
Dividends declared	(79,415)						(79,415)
Ending Balance at Jun. 30, 2015	$ 1,199,430	$ 93,468	285,859	588,133	(26,150)	(2,793)	260,913
Ending Balance (in shares) at Jun. 30, 2015	93,468,000	93,468,000
Starting Balance at Dec. 31, 2014	$ 1,153,492	$ 93,404	285,248	586,089	(48,240)	(2,284)	239,275
Starting Balance (in shares) at Dec. 31, 2014	93,404,000	93,404,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	64,000	64,000
Shares issued	$ 675	$ 64	611
Amortization of stock based compensation	0		0
Payments in lieu of issuing shares	0
Equity component of convertible bond issuance, net	0
Amortization of deferred equity contributions	2,044			2,044
Gain/(loss) on hedging financial instruments reclassified into earnings	(1,348)				(1,348)
Fair value adjustments to hedging financial instruments	27,312				27,154	158
Loss on available for sale securities reclassified into earnings	20,552				20,552
Fair value adjustments to available for sale securities	981				981
Fair value adjustments to other financial instruments	0					0
Other comprehensive income/(loss)	(136)				(136)
Net income	200,832						200,832
Dividends declared	(162,594)						(162,594)
Ending Balance at Dec. 31, 2015	$ 1,241,810	$ 93,468	285,859	588,133	(1,037)	(2,126)	277,513
Ending Balance (in shares) at Dec. 31, 2015	93,468,000	93,468,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	36,575	36,575
Shares issued	$ 243	$ 37	206
Amortization of stock based compensation	139		139
Payments in lieu of issuing shares	0
Equity component of convertible bond issuance, net	0
Amortization of deferred equity contributions	0			0
Gain/(loss) on hedging financial instruments reclassified into earnings	0				0
Fair value adjustments to hedging financial instruments	(16,307)				(14,540)	(1,767)
Loss on available for sale securities reclassified into earnings	0				0
Fair value adjustments to available for sale securities	(92,077)				(92,077)
Fair value adjustments to other financial instruments	0					0
Other comprehensive income/(loss)	11				11
Net income	85,611						85,611
Dividends declared	(84,134)						(84,135)
Ending Balance at Jun. 30, 2016	$ 1,135,295	$ 93,505	$ 286,204	$ 588,133	$ (107,643)	$ (3,893)	$ 278,989
Ending Balance (in shares) at Jun. 30, 2016	93,504,575	93,504,575